UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  09/30/2010
Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  	Botty Investors, LLC
Address: 	444 N Michigan Avenue, Suite 3500
	Chicago, IL 60611
Form 13F File Number:  28-13684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	Alfredo Botty
Title: 	CEO/Member
Phone: 	312 245-2915


Signature, Place, and Date of Signing:




		Chicago, IL		November 9,2010

Report Type

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 2
Form 13F Information Table Entry Total: 32
Form 13F Information Table Value Total: 76,097
 	(thousands)
List of Other Included Managers:
No. 	Form 13F File Number 	Name
01 	28-11482	Knightsbridge Asset Management, LLC
02	28-10663	Hamlin Capital Management, LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109     1010    93348 SH       Sole                    93348
ALTRIA GROUP INC               COM              02209S103     2012    83776 SH       Sole                    83776
ANNALY CAPITAL MANAGEMENT INC. COM              035710409     1484    84300 SH       Sole                    84300
APPLE INC                      COM              037833100    25093    88433 SH       Sole                    88433
CHIMERA INVESTMENT CORP        COM              16934Q109      794   200981 SH       Sole                   200981
CITIGROUP INC                  COM              172967101        6     1500 SH       Sole                     1500
CITIGROUP INC                  COM              172967101       51    13000 SH       Other   01                                13000
DORCHESTER MINERALS L P COM UN COM              25820R105      654    24335 SH       Sole                    24335
DUKE ENERGY CORP               COM              26441C105      650    36690 SH       Sole                    36690
GENUINE PARTS CO COM           COM              372460105     2151    48229 SH       Sole                    48229
GENUINE PARTS CO COM           COM              372460105       72     1615 SH       Other   02                                 1615
ISHARES NASDAQ BIOTECH INDX    COM              464287556     1102    12775 SH       Sole                    12775
JOHNSON & JOHNSON              COM              478160104     1004    16203 SH       Sole                    16203
LORILLARD INC                  COM              544147101     1170    14570 SH       Sole                    14570
LA Z BOY INC		       COM              505336107    20539  2433600 SH       sole                  2433600
MARKET VECTORS GOLD MINERS     COM              57060U100     2865    51220 SH       Sole                    51220
MEDTRONIC INC                  COM              585055106      616    18350 SH       Sole                    18350
MERCK & CO INC NEW COM         COM              58933Y105     1502    40816 SH       Sole                    40816
MERCK & CO INC NEW COM         COM              58933Y105       73     1980 SH       Other   02                                 1980
MICROSOFT CORP COM             COM              594918104      818    33390 SH       Sole                    33390
PEPSICO INC                    COM              713448108      232     3497 SH       Sole                     3497
PHILIP MORRIS INTL COM STK NPV COM              718172109      324     5786 SH       Sole                     5786
PROCTER & GAMBLE COM NPV       COM              742718109      820    13666 SH       Sole                    13666
PROSHARES ULTRASHORT 2000      COM              74347R834      175    10000 SH       Sole                    10000
REAVES UTILITY INCOME FUND     COM              756158101      228    10700 SH       Sole                    10700
SEACOR HOLDINGS INC            COM              811904101      881    10350 SH       Sole                    10350
SPDR GOLD TRUST                COM              78463V107     3204    25045 SH       Sole                    25045
TCW STRATEGIC INCOME FUND IN   COM              872340104      412    77740 SH       Sole                    77740
TEEKAY TANKERS LTD CL AF       COM              Y8565N102     2095   161000 SH       Sole                   161000
THERMO FISHER SCIENTIFIC INC   COM              883556102     1754    36640 SH       Sole                    36640
TOWERS WATSON & CO-CL A        COM              891894107     1234    25100 SH       Sole                    25100
VANGUARD DIVIDEND APPREC ETF   COM              921908844     1073    22025 SH       Sole                    22025